Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2021
Business and segmental reporting
Schedule of revenues of major customers

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
	2021	2020	2019
Charterer A	23,152,151	<10%	<10%
Charterer B	<10%	26,759,247	<10%

Schedule of revenues contributions

The following table presents the Company’s revenue contributions by nature of vessel employment.

	For the years ended December 31
	2021	2020	2019
Spot charters (1)	167,484,975	206,350,782	218,969,349
Time charters (2)	24,254,241	13,696,635	10,974,608
Pooling arrangements (3)	13,511	10,189	98,283
Other revenue (4)	731,574	—	—
	192,484,301	220,057,606	230,042,240

(1)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 606.

(2)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 842.

(3)   Represents revenue recognized by the Company associated with pooling arrangements that were accounted for in accordance with the guidance for collaborative arrangements.

(4) Represents revenue recognized by the Company associated with the management of four third party chemical tankers employed under spot that were accounted for in accordance with ASC 606.